Payables and Accrued Charges	12 Months Ended
Dec. 31, 2019
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Payables and Accrued Charges

NOTE 22   PAYABLES AND ACCRUED CHARGES

Payables and accrued charges consist primarily of amounts we owe to suppliers and prepayments made by customers planning to purchase our products for the upcoming growing season.

Payables and accrued charges as at December 31 were comprised of:

	2019	2018
Trade accounts	4,016	3,053
Customer prepayments	1,693	1,625
Dividends	258	526
Accrued compensation	434	425
Current portion of asset retirement obligations and accrued environmental costs (Note 24)	148	156
Accrued interest	103	105
Current portion of share-based compensation (Note 6)	118	87
Current portion of derivatives	13	45
Income taxes (Note 9)	43	47
Current portion of pension and other post-retirement benefits (Note 23)	15	13
Other payables and other accrued charges	596	621
	7,437	6,703